STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Shares $10 Par Value [Member]	Common Shares $.001 Par Value [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]
Balance at Mar. 27, 2012
Balance, shares at Mar. 27, 2012
Issuance of shares for services valued at $0.001 per share - related party	5,325		5,325
Issuance of shares for services valued at $0.001 per share - related party, shares			5,325,000
Issuance of shares for services valued at $0.001 per share	195		195
Issuance of shares for services valued at $0.001 per share. shares			195,000
Issuance of shares for services valued at $0.01 per share	2,600		260	2,340
Issuance of shares for services valued at $0.01 per share, shares			260,000
Issuance of shares for property valued at $2.00 per share	1,400,000		700	1,399,300
Issuance of shares for property valued at $2.00 per share, shares			700,000
Sale of shares for cash at $0.01 per share	26,937		2,700	24,237
Sale of shares for cash at $0.01 per share, shares			2,700,399
Sale of shares for cash at $0.50 per share	112			112
Sale of shares for cash at $0.50 per share, shares			225
Sale of shares for cash at $1.00 per share	1,505,051		1,505	1,503,546
Sale of shares for cash at $1.00 per share, shares			1,505,051
Sale of shares for cash at $2.25 per share	118,418		53	118,365
Sale of shares for cash at $2.25 per share, shares			52,630
Sale of shares for cash at $3.00 per share	183,102		61	183,041
Sale of shares for cash at $3.00 per share, shares			61,034
Net (loss) for the period	(981,287)				(981,287)
Balance at Dec. 31, 2012	2,260,453		10,799	3,230,941	(981,287)
Balance, shares at Dec. 31, 2012			10,799,339
Issuance of shares for services valued at $0.088 per share - related party	2,200		25	2,175
Issuance of shares for services valued at $0.088 per share - related party, shares			25,000
Issuance of shares for services valued at $0.088 per share	39,160		445	38,715
Issuance of shares for services valued at $0.088 per share, shares			445,000
Sale of shares for cash at $0.01 per share	400		40	360
Sale of shares for cash at $0.01 per share, shares			40,000
Sale of shares for cash at $2.25 per share	303,750		135	303,615
Sale of shares for cash at $2.25 per share, shares			135,000
Sale of shares for cash at $3.00 per share	2,550,011		850	2,549,161
Sale of shares for cash at $3.00 per share, shares			850,021
Sale of shares for cash at $1.50 per share	150,002		100	149,902
Sale of shares for cash at $1.50 per share, shares			100,001
Sale of shares for cash at $2.00 per share	50,000		25	49,975
Sale of shares for cash at $2.00 per share, shares			25,000
Sale of options and warrants for cash	250,027			250,027
Correction of prior issuance of shares			(113)	113
Correction of prior issuance of shares, shares			(112,884)
Repurchase of shares at $3.00 per share	(825,000)		(275)	(824,725)
Repurchase of shares at $3.00 per share, shares			(275,000)
Repurchase of shares at $1.50 per share	(150,000)		(100)	(149,900)
Repurchase of shares at $1.50 per share, shares			(100,000)
Retirement of shares to settle claims	(22,000)		(250)	(21,750)
Retirement of shares to settle claims, shares			(250,000)
Stock-based compensation	50,596			50,596
Net (loss) for the period	(1,527,205)				(1,527,205)
Balance at Dec. 31, 2013	$ 3,132,394		$ 11,681	$ 5,629,205	$ (2,508,492)
Balance, shares at Dec. 31, 2013			11,681,477